Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Goodwill	The change in goodwill during the year is as follows:
	Gross Carrying Amount
	2022	2021
Goodwill	$7,319	$7,319

Acquired Intangible Assets	Acquired intangible assets were as follows at year-end:

	2022		2021
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$709	$738	$674

Estimated Amortization Expense	Estimated amortization expense for each of the next five years:
2023	$21
2024	8
2025	—
2026	—
2027	—
Total	$29